Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Information [Line Items]
Non-cash modifications of certain mortgage loans and fixed income securities	$ 1,500	$ 5,400	$ 1,600
Non-cash Investing to limited partnership			4,700
Liabilities for collateral received in conjunction with the securities lending program	$ 59,067	$ 60,931	$ 99,668	$ 101,095